Significant Accounting Policies (Details) - Schedule of exchange rates	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Exchange Rates Abstract
Balance sheet items, except for equity accounts	6.3393	6.5518	7.0808
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.418	6.7834	6.9637